Taxes (Details) - Schedule of Income Tax Provision Computed Based on PRC Statutory Income Tax Rate - USD ($)		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Schedule of Income Tax Provision Computed based on PRC Statutory Income Tax Rate [Abstract]
Income tax expense computed based on PRC statutory rate		$ 71,910	$ 56,123
Favorable tax rate and tax exemption impact in PRC entities	[1]	(315,790)	(261,738)
Effect of rate differential for non-PRC entities		(1,063)	33,490
Change in valuation allowance		247,823	175,823
Actual income tax provision		$ 2,880	$ 3,698

[1]	During the six months ended June 30, 2023 and 2022, the Company’s subsidiary, Xinjiang United Family, and its three branch offices, were subject to a favorable tax rate of 2.5%. For the six months ended June 30, 2023, 13 of these UFG entities were subject to income tax assessed at 0.5% of TNI that ranged from RMB33,000 to RMB180,000 per month. For the six months ended June 30, 2022, 13 of these UFG entities were subject to income tax assessed at 0.5% of TNI that ranged from RMB25,000 to RMB180,000 per month. The rest of the UFG entities were exempted from paying income tax. For the six months ended June 30, 2023 and 2022, the tax saving as the result of the favorable tax rates and tax exemption amounted to $315,790 and $261,738, respectively, and per share effect of the favorable tax rate and tax exemption was $0.03 and $0.03, respectively.